Schedule of Investments (unaudited) March 31, 2021	iShares Russell 1000 Large-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Large Cap Index Master Portfolio of Master Investment Portfolio	$622,732,892

Total Investments — 100.0% (Cost: $338,512,933)	622,732,892

Liabilities in Excess of Other Assets — (0.0)%	(274,638)

Net Assets — 100.0%	$622,458,254

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2021, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $622,732,892 and 3.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	34,636	$4,932,859
Boeing Co.(a)	287,007	73,106,423
BWX Technologies, Inc.(b)	48,664	3,208,904
Curtiss-Wright Corp.	23,002	2,728,037
General Dynamics Corp.	136,235	24,734,827
HEICO Corp.	24,152	3,038,322
HEICO Corp., Class A(b)	41,513	4,715,877
Hexcel Corp.(b)	42,866	2,400,496
Howmet Aerospace, Inc.	213,426	6,857,378
Huntington Ingalls Industries, Inc.	20,726	4,266,447
L3Harris Technologies, Inc.	112,599	22,821,565
Lockheed Martin Corp.	132,996	49,142,022
Mercury Systems, Inc.(a)	27,892	1,970,570
Northrop Grumman Corp.(b)	83,938	27,165,694
Raytheon Technologies Corp.	766,156	59,200,874
Spirit AeroSystems Holdings, Inc., Class A	56,095	2,729,022
Teledyne Technologies, Inc.(a)	19,222	7,951,180
Textron, Inc.	119,734	6,714,683
TransDigm Group, Inc.(a)	28,348	16,666,356
Virgin Galactic Holdings Inc.(a)(b)	36,199	1,108,775

		325,460,311

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(b)	70,070	6,686,780
Expeditors International of Washington, Inc.(b)	90,446	9,740,130
FedEx Corp.	131,698	37,407,500
United Parcel Service, Inc., Class B	384,988	65,444,110
XPO Logistics, Inc.(a)	48,548	5,985,968

		125,264,488

Airlines — 0.3%
Alaska Air Group, Inc.(b)	65,191	4,511,869
American Airlines Group, Inc.	337,347	8,062,593
Copa Holdings SA, Class A(b)	16,783	1,355,899
Delta Air Lines, Inc.	339,350	16,383,818
JetBlue Airways Corp.(a)	176,940	3,598,960
Southwest Airlines Co.(b)	313,004	19,112,024
United Airlines Holdings, Inc.(a)	170,192	9,792,848

		62,818,011

Auto Components — 0.2%
Aptiv PLC(a)	144,893	19,980,745
BorgWarner, Inc.(b)	130,378	6,044,324
Gentex Corp.	133,676	4,768,223
Lear Corp.(b)	32,138	5,825,012

		36,618,304

Automobiles — 1.7%
Ford Motor Co.(a)	2,079,816	25,477,746
General Motors Co.	671,146	38,564,049
Harley-Davidson, Inc.(b)	82,663	3,314,786
Tesla, Inc.(a)	411,572	274,901,286
Thor Industries, Inc.(b)	28,362	3,821,496

		346,079,363

Banks — 4.3%
Associated Banc-Corp	88,039	1,878,752
Bank of America Corp.	4,157,529	160,854,797
Bank of Hawaii Corp.(b)	21,836	1,954,104
Bank OZK(b)	63,567	2,596,712
BOK Financial Corp.(b)	15,956	1,425,190
Citigroup, Inc.	1,119,146	81,417,871
Citizens Financial Group, Inc.	228,641	10,094,500

Security	Shares	Value

Banks (continued)
Comerica, Inc.	77,067	$5,528,787
Commerce Bancshares, Inc.(b)	56,691	4,343,097
Cullen/Frost Bankers, Inc.(b)	30,027	3,265,737
East West Bancorp, Inc.(b)	74,934	5,530,129
Fifth Third Bancorp(b)	381,612	14,291,369
First Citizens BancShares, Inc., Class A(b)	3,379	2,824,067
First Hawaiian, Inc.	68,030	1,861,981
First Horizon Corp.	292,672	4,949,084
First Republic Bank(b)	93,525	15,595,294
FNB Corp.(b)	164,449	2,088,502
Huntington Bancshares, Inc.	537,884	8,455,536
JPMorgan Chase & Co.	1,628,105	247,846,424
KeyCorp	521,223	10,414,036
M&T Bank Corp.	68,699	10,415,455
PacWest Bancorp(b)	60,351	2,302,391
People’s United Financial, Inc.	217,471	3,892,731
Pinnacle Financial Partners, Inc.(b)	41,046	3,639,138
PNC Financial Services Group, Inc.(b)	227,855	39,968,046
Popular, Inc.	44,841	3,153,219
Prosperity Bancshares, Inc.(b)	49,377	3,697,844
Regions Financial Corp.	525,132	10,849,227
Signature Bank	29,700	6,715,170
Sterling Bancorp(b)	103,668	2,386,437
SVB Financial Group(a)	27,255	13,454,703
Synovus Financial Corp.	75,404	3,449,733
TCF Financial Corp.	79,534	3,695,150
Truist Financial Corp.	723,690	42,205,601
U.S. Bancorp	730,274	40,391,455
Umpqua Holdings Corp.	110,521	1,939,644
Webster Financial Corp.	45,385	2,501,167
Wells Fargo & Co.	2,039,827	79,696,041
Western Alliance Bancorp(b)	54,585	5,155,007
Wintrust Financial Corp.(b)	30,232	2,291,586
Zions Bancorp NA	85,292	4,687,648

		873,703,362

Beverages — 1.4%
Boston Beer Co., Inc., Class A(a)(b)	4,735	5,711,736
Brown-Forman Corp., Class A(b)	22,750	1,448,493
Brown-Forman Corp., Class B(b)	98,806	6,814,650
Coca-Cola Co.	2,077,871	109,524,580
Constellation Brands, Inc., Class A	86,157	19,643,796
Keurig Dr Pepper, Inc.	374,802	12,881,945
Molson Coors Beverage Co., Class B(b)	99,776	5,103,542
Monster Beverage Corp.(a)	199,894	18,208,344
PepsiCo, Inc.	746,045	105,528,065

		284,865,151

Biotechnology — 1.6%
ACADIA Pharmaceuticals, Inc.(a)(b)	52,577	1,356,487
Acceleron Pharma, Inc.(a)	27,463	3,724,258
Agios Pharmaceuticals, Inc.(a)	31,302	1,616,435
Alexion Pharmaceuticals, Inc.(a)	114,163	17,456,664
Alkermes PLC(a)	84,964	1,587,128
Alnylam Pharmaceuticals, Inc.(a)	63,086	8,907,112
Amgen, Inc.(b)	313,117	77,906,641
Biogen, Inc.(a)(b)	81,562	22,816,970
BioMarin Pharmaceutical, Inc.(a)(b)	98,051	7,403,831
Bluebird Bio, Inc.(a)(b)	33,215	1,001,432
Exact Sciences Corp.(a)(b)	79,018	10,412,992
Exelixis, Inc.(a)	158,044	3,570,214
Gilead Sciences, Inc.	674,889	43,618,076
Global Blood Therapeutics, Inc.(a)(b)	29,666	1,208,890

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	100,510	$8,168,448
Ionis Pharmaceuticals, Inc.(a)	74,032	3,328,479
Iovance Biotherapeutics, Inc.(a)(b)	81,538	2,581,493
Moderna, Inc.(a)	152,959	20,029,981
Neurocrine Biosciences, Inc.(a)(b)	48,357	4,702,718
Regeneron Pharmaceuticals, Inc.(a)	51,965	24,586,720
Sage Therapeutics, Inc.(a)(b)	27,664	2,070,650
Sana Biotechnology, Inc.(a)	15,413	515,873
Sarepta Therapeutics, Inc.(a)(b)	40,742	3,036,501
Seagen, Inc.(a)	68,113	9,458,171
United Therapeutics Corp.(a)	23,857	3,990,560
Vertex Pharmaceuticals, Inc.(a)	139,489	29,974,791

		315,031,515

Building Products — 0.6%
A O Smith Corp.(b)	71,073	4,805,245
Allegion PLC	48,048	6,035,790
Armstrong World Industries, Inc.(b)	24,268	2,186,304
AZEK Co., Inc.(a)	51,973	2,185,465
Carrier Global Corp.	468,922	19,797,887
Fortune Brands Home & Security, Inc.	72,506	6,947,525
Johnson Controls International PLC	390,268	23,287,292
Lennox International, Inc.(b)	18,490	5,761,299
Masco Corp.	141,410	8,470,459
Owens Corning	58,519	5,389,015
Trane Technologies PLC(b)	128,208	21,226,116
Trex Co., Inc.(a)(b)	63,150	5,780,751

		111,873,148

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	23,012	3,429,478
Ameriprise Financial, Inc.	64,310	14,948,860
Apollo Global Management Inc.(b)	94,848	4,458,804
Ares Management Corp., Class A	56,018	3,138,689
Bank of New York Mellon Corp.	426,070	20,148,850
BlackRock, Inc.(c)	79,102	59,639,744
Carlyle Group, Inc.	68,029	2,500,746
Cboe Global Markets, Inc.	57,761	5,700,433
Charles Schwab Corp.	740,127	48,241,478
CME Group, Inc.	190,721	38,950,950
Evercore, Inc., Class A	22,638	2,982,330
FactSet Research Systems, Inc.(b)	19,601	6,048,673
Franklin Resources, Inc.(b)	148,285	4,389,236
Goldman Sachs Group, Inc.	178,013	58,210,251
Interactive Brokers Group, Inc., Class A	41,604	3,038,756
Intercontinental Exchange, Inc.	297,561	33,231,612
Invesco Ltd.	196,111	4,945,919
KKR & Co., Inc.	289,431	14,138,704
Lazard Ltd., Class A	51,262	2,230,410
LPL Financial Holdings, Inc.	43,724	6,215,804
MarketAxess Holdings, Inc.(b)	19,979	9,947,944
Moody’s Corp.	87,254	26,054,917
Morgan Stanley	750,973	58,320,563
Morningstar, Inc.	11,185	2,517,072
MSCI, Inc.(b)	43,808	18,367,818
Nasdaq, Inc.(b)	62,474	9,212,416
Northern Trust Corp.(b)	104,223	10,954,880
Raymond James Financial, Inc.	65,985	8,087,122
S&P Global, Inc.(b)	129,410	45,664,907
SEI Investments Co.(b)	60,461	3,683,889

Security	Shares	Value

Capital Markets (continued)
State Street Corp.(b)	188,923	$15,871,421
T. Rowe Price Group, Inc.	121,429	20,837,216
Tradeweb Markets, Inc., Class A(b)	45,249	3,348,426
Virtu Financial, Inc., Class A	27,179	843,908

		570,302,226

Chemicals — 1.8%
Air Products & Chemicals, Inc.	118,653	33,381,835
Albemarle Corp.(b)	63,858	9,330,292
Ashland Global Holdings, Inc.	29,334	2,603,979
Axalta Coating Systems Ltd.(a)	115,763	3,424,270
Cabot Corp.	30,544	1,601,727
Celanese Corp.	62,067	9,298,257
CF Industries Holdings, Inc.	114,453	5,193,877
Chemours Co.(b)	88,178	2,461,048
Corteva, Inc.	402,598	18,769,119
Dow, Inc.	398,530	25,482,008
DuPont de Nemours, Inc.	287,682	22,232,065
Eastman Chemical Co.	72,756	8,011,891
Ecolab, Inc.	133,814	28,645,563
Element Solutions, Inc.	111,683	2,042,682
FMC Corp.	69,470	7,684,077
Huntsman Corp.	101,241	2,918,778
International Flavors & Fragrances, Inc.	135,602	18,931,395
Linde PLC(a)(b)	282,314	79,087,444
LyondellBasell Industries NV, Class A	138,509	14,411,861
Mosaic Co.	186,737	5,902,757
NewMarket Corp.	3,312	1,259,090
Olin Corp.	76,084	2,888,909
PPG Industries, Inc.	126,619	19,025,771
RPM International, Inc.(b)	68,115	6,256,363
Scotts Miracle-Gro Co.	21,093	5,167,152
Sherwin-Williams Co.	44,265	32,668,013
Valvoline, Inc.	97,038	2,529,781
Westlake Chemical Corp.	18,106	1,607,632
WR Grace & Co.	31,368	1,877,688

		374,695,324

Commercial Services & Supplies — 0.4%
ADT, Inc.	104,469	881,718
Cintas Corp.	47,367	16,166,831
Clean Harbors, Inc.(a)	27,862	2,342,080
Copart, Inc.(a)	110,989	12,054,515
Driven Brands Holdings, Inc.(a)	22,172	563,612
IAA, Inc.(a)	70,453	3,884,778
MSA Safety, Inc.	20,127	3,019,452
Republic Services, Inc.	114,919	11,417,203
Rollins, Inc.	114,640	3,945,909
Stericycle, Inc.(a)	45,549	3,075,013
Waste Management, Inc.	226,828	29,265,349

		86,616,460

Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	31,458	9,496,856
Ciena Corp.(a)	78,943	4,319,761
Cisco Systems, Inc.(b)	2,282,456	118,025,800
CommScope Holding Co., Inc.(a)	96,598	1,483,745
EchoStar Corp., Class A(a)	24,263	582,312
F5 Networks, Inc.(a)(b)	32,136	6,704,212
Juniper Networks, Inc.(b)	179,952	4,558,184
Lumentum Holdings, Inc.(a)(b)	42,345	3,868,216

2

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	91,962	$17,293,454
Ubiquiti, Inc.	4,263	1,271,653
ViaSat, Inc.(a)(b)	28,882	1,388,358

		168,992,551

Construction & Engineering — 0.1%
AECOM(a)	75,665	4,850,883
Quanta Services, Inc.(b)	73,409	6,458,524
Valmont Industries, Inc.(b)	10,563	2,510,508

		13,819,915

Construction Materials — 0.1%
Eagle Materials, Inc.	22,928	3,081,752
Martin Marietta Materials, Inc.	33,190	11,145,866
Vulcan Materials Co.	70,397	11,879,494

		26,107,112

Consumer Finance — 0.6%
Ally Financial, Inc.(b)	198,656	8,981,238
American Express Co.	351,413	49,703,855
Capital One Financial Corp.	243,086	30,927,832
Credit Acceptance Corp.(a)(b)	5,510	1,984,867
Discover Financial Services	166,433	15,809,471
LendingTree, Inc.(a)(b)	6,091	1,297,383
OneMain Holdings, Inc.	41,713	2,240,822
Santander Consumer USA Holdings, Inc.	30,508	825,547
SLM Corp.	192,971	3,467,689
Synchrony Financial	312,793	12,718,163
Upstart Holdings Inc(a)(b)	8,577	1,105,232

		129,062,099

Containers & Packaging — 0.4%
Amcor PLC(b)	845,608	9,876,701
AptarGroup, Inc.	34,443	4,879,540
Ardagh Group SA	6,425	163,259
Avery Dennison Corp.(b)	44,650	8,199,972
Ball Corp.	171,220	14,509,183
Berry Global Group, Inc.(a)(b)	70,752	4,344,173
Crown Holdings, Inc.	68,456	6,642,970
Graphic Packaging Holding Co.	155,466	2,823,263
International Paper Co.(b)	210,993	11,408,391
Packaging Corp. of America	52,214	7,021,739
Sealed Air Corp.(b)	82,180	3,765,488
Silgan Holdings, Inc.	37,794	1,588,482
Sonoco Products Co.	53,723	3,400,666
Westrock Co.	138,039	7,184,930

		85,808,757

Distributors — 0.1%
Genuine Parts Co.	74,552	8,617,466
LKQ Corp.(a)	160,558	6,796,420
Pool Corp.	20,903	7,216,552

		22,630,438

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)(b)	31,214	5,351,640
Chegg, Inc.(a)(b)	68,559	5,872,764
frontdoor, Inc.(a)	42,277	2,272,389
Graham Holdings Co., Class B	2,130	1,197,997
Grand Canyon Education, Inc.(a)	25,609	2,742,724
H&R Block, Inc.(b)	108,608	2,367,655

Security	Shares	Value

Diversified Consumer Services (continued)
Service Corp. International(b)	94,902	$4,844,747
Terminix Global Holdings, Inc.(a)(b)	72,942	3,477,145

		28,127,061

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	1,011,148	258,317,979
Equitable Holdings, Inc.(b)	217,332	7,089,370
Jefferies Financial Group, Inc.(b)	115,156	3,466,196
Voya Financial, Inc.(b)	66,259	4,216,723

		273,090,268

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	3,832,904	116,022,004
Lumen Technologies, Inc.(b)	586,508	7,829,882
Verizon Communications, Inc.	2,227,192	129,511,215

		253,363,101

Electric Utilities — 1.6%
Alliant Energy Corp.(b)	133,276	7,218,228
American Electric Power Co., Inc.	266,715	22,590,761
Avangrid, Inc.(b)	29,257	1,457,291
Duke Energy Corp.	394,742	38,104,445
Edison International(b)	189,748	11,119,233
Entergy Corp.	107,454	10,688,449
Evergy, Inc.	122,408	7,286,948
Eversource Energy	184,239	15,953,255
Exelon Corp.	522,848	22,869,372
FirstEnergy Corp.	292,060	10,131,561
Hawaiian Electric Industries, Inc.(b)	62,903	2,794,780
IDACORP, Inc.	26,848	2,683,995
NextEra Energy, Inc.	1,052,156	79,553,515
NRG Energy, Inc.(b)	135,175	5,100,153
OGE Energy Corp.	108,037	3,496,077
PG&E Corp.(a)(b)	712,422	8,342,462
Pinnacle West Capital Corp.	59,044	4,803,229
PPL Corp.(b)	413,548	11,926,724
Southern Co.	567,484	35,274,806
Xcel Energy, Inc.	282,111	18,763,203

		320,158,487

Electrical Equipment — 0.6%
Acuity Brands, Inc.(b)	19,019	3,138,135
AMETEK, Inc.	124,668	15,923,844
Array Technologies, Inc.(a)	50,741	1,513,097
Eaton Corp. PLC	214,848	29,709,181
Emerson Electric Co.(b)	319,696	28,842,973
Generac Holdings, Inc.(a)	32,290	10,573,361
GrafTech International Ltd.	94,562	1,156,493
Hubbell, Inc.(b)	28,978	5,415,698
nVent Electric PLC	82,701	2,308,185
Regal Beloit Corp.	20,675	2,949,909
Rockwell Automation, Inc.	62,781	16,664,589
Sensata Technologies Holding PLC(a)(b)	78,996	4,577,818
Shoals Technologies Group, Inc., Class A(a)(b)	48,716	1,694,342
Vertiv Holdings Co.	135,984	2,719,680

		127,187,305

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	313,316	20,669,457
Arrow Electronics, Inc.(a)	39,825	4,413,407
Avnet, Inc.	51,693	2,145,776
CDW Corp.	76,572	12,691,809
Cognex Corp.	89,953	7,465,199

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Coherent, Inc.(a)	13,003	$3,288,329
Corning, Inc.(b)	402,400	17,508,424
Dolby Laboratories, Inc., Class A	35,426	3,497,255
FLIR Systems, Inc.(b)	69,852	3,944,542
IPG Photonics Corp.(a)	19,152	4,039,923
Jabil, Inc.	73,888	3,853,998
Keysight Technologies, Inc.(a)	101,045	14,489,853
Littelfuse, Inc.	11,995	3,171,958
National Instruments Corp.	67,460	2,913,260
SYNNEX Corp.	21,063	2,418,875
Trimble, Inc.(a)	133,581	10,391,266
Vontier Corp.(a)	84,632	2,561,811
Zebra Technologies Corp., Class A(a)(b)	28,158	13,661,698

		133,126,840

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	352,597	7,619,621
Halliburton Co.	476,161	10,218,415
Helmerich & Payne, Inc.(b)	58,695	1,582,417
NOV, Inc.(b)	199,476	2,736,811
Schlumberger NV	742,616	20,191,729

		42,348,993

Entertainment — 2.1%
Activision Blizzard, Inc.	410,189	38,147,577
Electronic Arts, Inc.	153,243	20,744,505
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	543,030
Liberty Media Corp.-Liberty Formula One, Class C(a)	103,957	4,500,298
Lions Gate Entertainment Corp., Class A(a)	19,444	290,688
Lions Gate Entertainment Corp., Class B(a)	71,401	921,073
Live Nation Entertainment, Inc.(a)	73,909	6,256,397
Madison Square Garden Entertainment Corp.(a)	9,792	800,986
Madison Square Garden Sports Corp.(a)	9,792	1,757,272
Netflix, Inc.(a)	228,583	119,242,608
Playtika Holding Corp.(a)	40,043	1,089,570
Roku, Inc.(a)	58,442	19,038,650
Spotify Technology SA(a)	73,409	19,669,942
Take-Two Interactive Software, Inc.(a)	61,586	10,882,246
Walt Disney Co.(a)	971,436	179,249,371
World Wrestling Entertainment, Inc., Class A	24,370	1,322,316
Zynga, Inc., Class A(a)	469,631	4,794,932

		429,251,461

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	72,650	11,936,395
American Campus Communities, Inc.	74,192	3,202,869
American Homes Rent, Class A	152,895	5,097,519
American Tower Corp.(b)	237,083	56,677,062
Americold Realty Trust(b)	130,390	5,016,103
Apartment Income REIT Corp.	78,455	3,354,736
Apartment Investment and Management Co., Class A	78,455	481,714
Apple Hospitality REIT, Inc.	116,152	1,692,335
AvalonBay Communities, Inc.	75,520	13,934,195
Boston Properties, Inc.	83,457	8,450,856
Brandywine Realty Trust(b)	87,207	1,125,842
Brixmor Property Group, Inc.	157,959	3,195,511
Brookfield Property REIT, Inc., Class A(b)	34,052	611,233
Camden Property Trust	49,472	5,437,468
CoreSite Realty Corp.(b)	20,745	2,486,288
Corporate Office Properties Trust	57,225	1,506,734

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Cousins Properties, Inc.(b)	82,141	$2,903,684
Crown Castle International Corp.	223,278	38,432,842
CubeSmart(b)	104,299	3,945,631
CyrusOne, Inc.	66,585	4,509,136
Digital Realty Trust, Inc.(b)	149,899	21,111,775
Douglas Emmett, Inc.(b)	87,900	2,760,060
Duke Realty Corp.(b)	195,282	8,188,174
Empire State Realty Trust, Inc., Class A	77,941	867,483
EPR Properties(b)	40,258	1,875,620
Equinix, Inc.	47,724	32,432,753
Equity Commonwealth	59,910	1,665,498
Equity LifeStyle Properties, Inc.	91,872	5,846,734
Equity Residential(b)	196,225	14,055,597
Essex Property Trust, Inc.	35,656	9,692,727
Extra Space Storage, Inc.	68,244	9,045,742
Federal Realty Investment Trust(b)	40,225	4,080,826
First Industrial Realty Trust, Inc.(b)	65,875	3,016,416
Gaming and Leisure Properties, Inc.	120,357	5,106,748
Healthcare Trust of America, Inc., Class A(b)	116,856	3,222,889
Healthpeak Properties, Inc.(b)	292,133	9,272,301
Highwoods Properties, Inc.(b)	56,254	2,415,547
Host Hotels & Resorts, Inc.	372,940	6,284,039
Hudson Pacific Properties, Inc.(b)	82,180	2,229,543
Invitation Homes, Inc.	298,653	9,553,910
Iron Mountain, Inc.(b)	152,304	5,636,771
JBG SMITH Properties	63,076	2,005,186
Kilroy Realty Corp.	58,824	3,860,619
Kimco Realty Corp.	213,587	4,004,756
Lamar Advertising Co., Class A	45,610	4,283,691
Life Storage, Inc.	37,177	3,195,363
Medical Properties Trust, Inc.	299,865	6,381,127
Mid-America Apartment Communities, Inc.	62,700	9,051,372
National Retail Properties, Inc.(b)	91,392	4,027,645
Omega Healthcare Investors, Inc.	119,849	4,390,069
Outfront Media, Inc.(b)	74,700	1,630,701
Paramount Group, Inc.	106,000	1,073,780
Park Hotels & Resorts, Inc.(b)	126,278	2,725,079
Prologis, Inc.	395,536	41,926,816
Public Storage	81,577	20,129,941
Rayonier, Inc.(b)	63,751	2,055,970
Realty Income Corp.	200,164	12,710,414
Regency Centers Corp.	90,465	5,130,270
Rexford Industrial Realty, Inc.	68,522	3,453,509
SBA Communications Corp.	59,818	16,602,486
Simon Property Group, Inc.(b)	175,515	19,968,342
SL Green Realty Corp.(b)	42,714	2,989,553
Spirit Realty Capital, Inc.	58,002	2,465,085
STORE Capital Corp.(b)	124,939	4,185,457
Sun Communities, Inc.	55,742	8,363,530
UDR, Inc.	157,140	6,892,160
Ventas, Inc.	201,870	10,767,746
VEREIT Inc.(b)	115,044	4,442,999
VICI Properties, Inc.	286,810	8,099,514
Vornado Realty Trust(b)	91,361	4,146,876
Weingarten Realty Investors(b)	67,068	1,804,800
Welltower, Inc.(b)	227,473	16,293,891
Weyerhaeuser Co.	404,913	14,414,903
WP Carey, Inc.	93,381	6,607,640

		592,440,596

Food & Staples Retailing — 1.3%
Albertsons Cos., Inc., Class A(b)	88,796	1,693,340

4

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Casey’s General Stores, Inc.(b)	19,362	$4,185,871
Costco Wholesale Corp.	237,182	83,601,911
Grocery Outlet Holding Corp.(a)	37,211	1,372,714
Kroger Co.(b)	406,672	14,636,125
Sprouts Farmers Market, Inc.(a)	63,219	1,682,890
Sysco Corp.(b)	260,288	20,495,077
US Foods Holding Corp.(a)	114,482	4,364,054
Walgreens Boots Alliance, Inc.(b)	388,803	21,345,284
Walmart, Inc.(b)	749,013	101,738,436

		255,115,702

Food Products — 1.0%
Archer-Daniels-Midland Co.	297,056	16,932,192
Beyond Meat, Inc.(a)(b)	29,925	3,893,841
Bunge Ltd.	72,946	5,782,429
Campbell Soup Co.(b)	103,873	5,221,696
Conagra Brands, Inc.(b)	259,293	9,749,417
Flowers Foods, Inc.	102,672	2,443,594
General Mills, Inc.	325,934	19,986,273
Hain Celestial Group, Inc.(a)	48,979	2,135,484
Hershey Co.(b)	78,329	12,388,515
Hormel Foods Corp.(b)	150,350	7,183,723
Ingredion, Inc.(b)	35,350	3,178,672
J.M. Smucker Co.(b)	58,921	7,455,274
Kellogg Co.(b)	138,340	8,756,922
Kraft Heinz Co.(b)	351,559	14,062,360
Lamb Weston Holdings, Inc.(b)	78,479	6,080,553
McCormick & Co., Inc.	132,158	11,783,207
Mondelez International, Inc., Class A	750,728	43,940,110
Pilgrim’s Pride Corp.(a)	28,135	669,332
Post Holdings, Inc.(a)	32,268	3,411,373
Seaboard Corp.(b)	134	494,459
TreeHouse Foods, Inc.(a)	27,438	1,433,361
Tyson Foods, Inc., Class A(b)	153,875	11,432,912

		198,415,699

Gas Utilities — 0.1%
Atmos Energy Corp.(b)	70,724	6,991,068
National Fuel Gas Co.	46,971	2,348,080
UGI Corp.	111,222	4,561,214

		13,900,362

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	929,070	111,339,749
ABIOMED, Inc.(a)	23,637	7,533,821
Align Technology, Inc.(a)	41,894	22,686,858
Baxter International, Inc.(b)	273,560	23,072,050
Becton Dickinson and Co.	154,855	37,652,993
Boston Scientific Corp.(a)	767,746	29,673,383
Cooper Cos., Inc.	26,309	10,105,024
Danaher Corp.	336,488	75,736,719
DENTSPLY SIRONA, Inc.	121,410	7,747,172
DexCom, Inc.(a)(b)	49,317	17,724,037
Edwards Lifesciences Corp.(a)	331,307	27,710,517
Envista Holdings Corp.(a)(b)	81,914	3,342,091
Globus Medical, Inc., Class A(a)	40,460	2,495,168
Haemonetics Corp.(a)	26,588	2,951,534
Hill-Rom Holdings, Inc.	35,053	3,872,655
Hologic, Inc.(a)	139,221	10,355,258
ICU Medical, Inc.(a)	10,540	2,165,338
IDEXX Laboratories, Inc.(a)	45,437	22,232,778
Insulet Corp.(a)(b)	35,901	9,367,289
Integra LifeSciences Holdings Corp.(a)(b)	39,587	2,735,066
Intuitive Surgical, Inc.(a)(b)	62,204	45,965,024

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Masimo Corp.(a)	26,861	$6,168,897
Medtronic PLC	720,983	85,169,722
Novocure Ltd.(a)(b)	52,899	6,992,190
Penumbra, Inc.(a)(b)	18,517	5,010,330
Quidel Corp.(a)(b)	19,204	2,456,768
ResMed, Inc.	77,534	15,043,147
STERIS PLC(b)	44,716	8,517,504
Stryker Corp.	186,153	45,343,148
Tandem Diabetes Care, Inc.(a)	34,301	3,027,063
Teleflex, Inc.	24,918	10,352,432
Varian Medical Systems, Inc.(a)	49,505	8,739,118
West Pharmaceutical Services, Inc.(b)	39,493	11,128,337
Zimmer Biomet Holdings, Inc.	110,150	17,632,812

		702,045,992

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)	47,503	2,714,321
Amedisys, Inc.(a)	17,764	4,703,730
AmerisourceBergen Corp.	79,702	9,410,415
Anthem, Inc.	133,787	48,022,844
Cardinal Health, Inc.	154,647	9,394,805
Centene Corp.(a)	315,791	20,182,203
Chemed Corp.	8,047	3,700,172
Cigna Corp.	184,800	44,673,552
CVS Health Corp.	702,593	52,856,071
DaVita, Inc.(a)	39,945	4,304,873
Encompass Health Corp.	51,380	4,208,022
Guardant Health, Inc.(a)	43,891	6,699,961
HCA Healthcare, Inc.	143,168	26,964,261
Henry Schein, Inc.(a)	76,135	5,271,587
Humana, Inc.	69,212	29,017,131
Laboratory Corp. of America Holdings(a)	52,448	13,375,813
McKesson Corp.	84,661	16,512,281
Molina Healthcare, Inc.(a)	29,750	6,954,360
Oak Street Health, Inc.(a)(b)	49,135	2,666,556
Premier, Inc., Class A	67,703	2,291,747
Quest Diagnostics, Inc.	73,805	9,472,134
Signify Health, Inc., Class A(a)	13,548	396,415
UnitedHealth Group, Inc.	507,416	188,794,271
Universal Health Services, Inc., Class B	39,328	5,245,962

		517,833,487

Health Care Technology — 0.2%
American Well Corp., Class A(a)(b)	26,979	468,625
Cerner Corp.	161,863	11,634,713
Certara, Inc.(a)	17,963	490,390
Change Healthcare, Inc.(a)	123,978	2,739,914
Teladoc Health, Inc.(a)(b)	56,896	10,340,848
Veeva Systems, Inc., Class A(a)	73,493	19,199,311

		44,873,801

Hotels, Restaurants & Leisure — 2.0%
Aramark	119,824	4,526,951
Booking Holdings, Inc.(a)	21,959	51,160,957
Carnival Corp.(a)(b)	318,812	8,461,270
Chipotle Mexican Grill, Inc.(a)	14,947	21,236,997
Choice Hotels International, Inc.(b)	18,605	1,996,130
Darden Restaurants, Inc.	69,454	9,862,468
Domino’s Pizza, Inc.(b)	21,005	7,725,429
Expedia Group, Inc.	73,520	12,654,262
Extended Stay America, Inc.	91,249	1,802,168
Hilton Worldwide Holdings, Inc.(a)(b)	145,715	17,619,858
Hyatt Hotels Corp., Class A(b)	17,976	1,486,615
Las Vegas Sands Corp.	178,202	10,827,554

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A(a)	144,241	$21,363,535
McDonald’s Corp.	400,139	89,687,155
MGM Resorts International	251,759	9,564,324
Norwegian Cruise Line Holdings Ltd.(a)(b)	199,787	5,512,123
Planet Fitness, Inc., Class A(a)	42,933	3,318,721
Royal Caribbean Cruises Ltd.(b)	103,817	8,887,773
Six Flags Entertainment Corp.(b)	45,434	2,111,318
Starbucks Corp.	628,199	68,643,305
Travel + Leisure Co.(b)	45,887	2,806,449
Vail Resorts, Inc.	21,598	6,299,273
Wendy’s Co.	95,181	1,928,367
Wyndham Hotels & Resorts, Inc.	52,409	3,657,100
Wynn Resorts Ltd.(b)	56,909	7,134,681
Yum China Holdings, Inc.(b)	214,899	12,724,170
Yum! Brands, Inc.	161,783	17,501,685

		410,500,638

Household Durables — 0.4%
D.R. Horton, Inc.(b)	177,203	15,792,331
Garmin Ltd.	80,004	10,548,527
Leggett & Platt, Inc.	66,700	3,044,855
Lennar Corp., -B Shares	10,779	887,543
Lennar Corp., Class A(b)	144,677	14,645,653
Mohawk Industries, Inc.(a)(b)	31,157	5,991,803
Newell Brands, Inc.	209,219	5,602,885
NVR, Inc.(a)	1,763	8,305,369
PulteGroup, Inc.	139,609	7,321,096
Tempur Sealy International, Inc.	104,116	3,806,481
Toll Brothers, Inc.(b)	61,053	3,463,537
Whirlpool Corp.	33,311	7,340,079

		86,750,159

Household Products — 1.3%
Church & Dwight Co., Inc.(b)	133,373	11,650,132
Clorox Co.(b)	69,652	13,434,478
Colgate-Palmolive Co.	452,841	35,697,456
Energizer Holdings, Inc.(b)	31,553	1,497,505
Kimberly-Clark Corp.	182,447	25,369,255
Procter & Gamble Co.	1,309,880	177,397,049
Reynolds Consumer Products Inc.	25,495	759,241
Spectrum Brands Holdings, Inc.(b)	24,767	2,105,195

		267,910,311

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(b)	354,602	9,506,880
Vistra Corp.	254,672	4,502,601

		14,009,481

Industrial Conglomerates — 1.1%
3M Co.(b)	302,031	58,195,333
Carlisle Cos., Inc.(b)	28,395	4,673,249
General Electric Co.	4,670,328	61,321,407
Honeywell International, Inc.	377,394	81,920,915
Roper Technologies, Inc.	55,915	22,552,756

		228,663,660

Insurance — 2.1%
Aflac, Inc.	367,931	18,830,709
Alleghany Corp.(a)	7,238	4,533,087
Allstate Corp.	162,960	18,724,104
American Financial Group, Inc.	39,406	4,496,225
American International Group, Inc.	462,900	21,390,609
American National Group, Inc.	2,683	289,415

Security	Shares	Value

Insurance (continued)
Aon PLC, Class A	121,757	$28,017,503
Arch Capital Group Ltd.(a)	212,290	8,145,567
Arthur J. Gallagher & Co.	103,451	12,907,581
Assurant, Inc.(b)	31,492	4,464,621
Assured Guaranty Ltd.(b)	39,415	1,666,466
Athene Holding Ltd., Class A(a)	58,128	2,929,651
Axis Capital Holdings Ltd.(b)	44,804	2,220,934
Brighthouse Financial, Inc.(a)	47,261	2,091,299
Brown & Brown, Inc.	125,378	5,731,028
Chubb Ltd.	241,521	38,153,072
Cincinnati Financial Corp.	79,809	8,227,510
CNA Financial Corp.	18,457	823,736
Erie Indemnity Co., Class A(b)	13,588	3,001,725
Everest Re Group Ltd.	20,718	5,134,128
Fidelity National Financial, Inc.(b)	140,034	5,693,783
First American Financial Corp.	58,488	3,313,345
Globe Life, Inc.	55,614	5,373,981
GoHealth, Inc., Class A(a)	26,367	308,230
Hanover Insurance Group, Inc.(b)	21,092	2,730,570
Hartford Financial Services Group, Inc.	190,049	12,693,373
Kemper Corp.(b)	33,376	2,660,735
Lemonade Inc.(a)(b)	18,475	1,720,577
Lincoln National Corp.	104,993	6,537,914
Loews Corp.	125,653	6,443,486
Markel Corp.(a)	7,370	8,399,000
Marsh & McLennan Cos., Inc.	271,881	33,115,106
Mercury General Corp.	13,156	800,016
MetLife, Inc.	406,429	24,706,819
Old Republic International Corp.	148,984	3,253,811
Primerica, Inc.	21,114	3,121,072
Principal Financial Group, Inc.	144,443	8,660,802
Progressive Corp.	314,053	30,026,607
Prudential Financial, Inc.	212,403	19,349,913
Reinsurance Group of America, Inc.	35,355	4,456,498
RenaissanceRe Holdings Ltd.(b)	29,288	4,693,402
Travelers Cos., Inc.	135,765	20,419,056
Unum Group	104,440	2,906,565
W.R. Berkley Corp.	72,689	5,477,116
White Mountains Insurance Group Ltd.	1,716	1,913,168
Willis Towers Watson PLC	69,598	15,929,590

		426,483,505

Interactive Media & Services(a) — 5.5%
Alphabet, Inc., Class A	161,353	332,793,790
Alphabet, Inc., Class C	156,289	323,304,114
Facebook, Inc., Class A	1,290,706	380,151,638
IAC/InterActiveCorp.	40,964	8,860,923
Match Group, Inc.	121,108	16,637,817
Pinterest, Inc., Class A	217,280	16,085,238
TripAdvisor, Inc.(b)	55,991	3,011,756
Twitter, Inc.	418,443	26,625,528
Zillow Group, Inc., Class A(b)	29,949	3,934,700
Zillow Group, Inc., Class C(b)	79,060	10,249,338

		1,121,654,842

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(a)	227,917	705,193,431
eBay, Inc.	348,010	21,312,133
Etsy, Inc.(a)	63,730	12,852,429
Grubhub, Inc.(a)	46,304	2,778,240

6

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Qurate Retail, Inc., Series A(b)	197,866	$2,326,904
Wayfair, Inc., Class A(a)(b)	38,154	12,008,972

		756,472,109

IT Services — 5.4%
Accenture PLC, Class A	342,600	94,643,250
Akamai Technologies, Inc.(a)	83,974	8,556,951
Alliance Data Systems Corp.	24,590	2,756,293
Amdocs Ltd.(b)	70,407	4,939,051
Automatic Data Processing, Inc.(b)	230,956	43,528,277
BigCommerce Holdings, Inc., Series-1(a)(b)	24,275	1,403,095
Black Knight, Inc.(a)	80,009	5,919,866
Broadridge Financial Solutions, Inc.	60,885	9,321,494
Cognizant Technology Solutions Corp., Class A	289,532	22,618,240
Concentrix Corp.(a)	21,063	3,153,552
DXC Technology Co.	132,033	4,127,352
EPAM Systems, Inc.(a)	28,409	11,269,566
Euronet Worldwide, Inc.(a)(b)	27,020	3,736,866
Fastly, Inc., Class A(a)(b)	41,520	2,793,466
Fidelity National Information Services, Inc.	331,829	46,658,476
Fiserv, Inc.(a)	308,457	36,718,721
FleetCor Technologies, Inc.(a)	44,190	11,870,760
Gartner, Inc.(a)	47,819	8,729,358
Genpact Ltd.	99,807	4,273,736
Global Payments, Inc.	159,933	32,239,294
Globant SA(a)	20,089	4,170,677
GoDaddy, Inc., Class A(a)	92,298	7,164,171
International Business Machines Corp.(b)	477,517	63,633,915
Jack Henry & Associates, Inc.(b)	42,643	6,469,796
Mastercard, Inc., Class A	474,193	168,836,418
MongoDB, Inc.(a)(b)	27,774	7,427,601
Okta, Inc.(a)	62,307	13,734,332
Paychex, Inc.(b)	173,858	17,041,561
PayPal Holdings, Inc.(a)	631,237	153,289,593
Sabre Corp.(a)(b)	176,574	2,615,061
Square, Inc., Class A(a)(b)	198,483	45,065,565
StoneCo Ltd., Class A(a)	108,894	6,666,491
Switch, Inc., Class A(b)	46,108	749,716
Twilio, Inc., Class A(a)	77,154	26,290,997
VeriSign, Inc.(a)	54,185	10,769,811
Visa, Inc., Class A(b)	907,543	192,154,079
Western Union Co.	214,038	5,278,177
WEX, Inc.(a)	23,143	4,841,978

		1,095,457,603

Leisure Products — 0.2%
Brunswick Corp.	43,513	4,149,835
Hasbro, Inc.(b)	68,126	6,548,271
Mattel, Inc.(a)	190,027	3,785,338
Peloton Interactive, Inc., Class A(a)	136,349	15,331,081
Polaris, Inc.	29,932	3,995,922

		33,810,447

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	30,461	5,513,441
Adaptive Biotechnologies Corp.(a)(b)	38,223	1,538,858
Agilent Technologies, Inc.	163,295	20,761,326
Avantor, Inc.(a)	270,721	7,831,958
Berkeley Lights, Inc.(a)(b)	14,262	716,380
Bio-Rad Laboratories, Inc., Class A(a)	11,255	6,428,518
Bio-Techne Corp.(b)	20,633	7,880,362
Bruker Corp.	53,452	3,435,894
Charles River Laboratories International, Inc.(a)(b)	26,412	7,654,990
Illumina, Inc.(a)	78,833	30,276,602

Security	Shares	Value

Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(a)	102,044	$19,708,778
Maravai LifeSciences Holdings, Inc., Class A(a)	37,251	1,327,626
Mettler-Toledo International, Inc.(a)	12,310	14,226,544
PerkinElmer, Inc.(b)	59,365	7,615,936
PPD, Inc.(a)	84,495	3,197,291
PRA Health Sciences, Inc.(a)	33,214	5,092,703
QIAGEN NV(a)	117,940	5,742,499
Repligen Corp.(a)	28,148	5,472,253
Sotera Health Co.(a)	28,162	702,923
Syneos Health, Inc.(a)	46,306	3,512,310
Thermo Fisher Scientific, Inc.	212,279	96,879,890
Waters Corp.(a)	32,828	9,328,733

		264,845,815

Machinery — 1.9%
AGCO Corp.	34,546	4,962,533
Allison Transmission Holdings, Inc.(b)	60,337	2,463,560
Caterpillar, Inc.	290,992	67,472,315
Colfax Corp.(a)(b)	57,836	2,533,795
Crane Co.(b)	25,215	2,367,941
Cummins, Inc.	79,121	20,501,042
Deere & Co.	151,510	56,685,952
Donaldson Co., Inc.	68,092	3,960,231
Dover Corp.	78,163	10,718,492
Flowserve Corp.	69,309	2,689,882
Fortive Corp.	160,639	11,347,539
Gates Industrial Corp. PLC(a)	16,568	264,922
Graco, Inc.	88,412	6,332,068
IDEX Corp.	40,412	8,459,040
Illinois Tool Works, Inc.(b)	169,127	37,465,013
Ingersoll Rand, Inc.(a)	184,287	9,068,763
ITT, Inc.(b)	46,740	4,249,133
Lincoln Electric Holdings, Inc.(b)	30,018	3,690,413
Middleby Corp.(a)	29,684	4,920,123
Nordson Corp.	30,354	6,030,733
Oshkosh Corp.	35,343	4,193,800
Otis Worldwide Corp.	221,089	15,133,542
PACCAR, Inc.	183,497	17,050,541
Parker-Hannifin Corp.	69,317	21,864,661
Pentair PLC(b)	87,735	5,467,645
Snap-on, Inc.(b)	28,941	6,677,846
Stanley Black & Decker, Inc.	83,598	16,692,013
Timken Co.(b)	32,401	2,629,989
Toro Co.	56,550	5,832,567
Trinity Industries, Inc.(b)	50,694	1,444,272
Westinghouse Air Brake Technologies Corp.	97,678	7,732,191
Woodward, Inc.	30,355	3,661,724
Xylem, Inc.	95,452	10,039,641

		384,603,922

Marine — 0.0%
Kirby Corp.(a)	29,762	1,794,053

Media — 1.4%
Altice USA, Inc., Class A(a)(b)	121,027	3,937,008
Cable One, Inc.(b)	2,800	5,119,408
Charter Communications, Inc., Class A(a)	75,427	46,539,968
Comcast Corp., Class A	2,435,670	131,794,104
Discovery, Inc., Class A(a)(b)	84,801	3,685,451
Discovery, Inc., Class C(a)(b)	167,784	6,189,552
DISH Network Corp., Class A(a)(b)	131,813	4,771,631
Fox Corp., Class A(b)	176,069	6,357,852
Fox Corp., Class B	84,233	2,942,259
Interpublic Group of Cos., Inc.	203,681	5,947,485

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
John Wiley & Sons, Inc., Class A	19,915	$1,079,393
Liberty Broadband Corp., Class A(a)	13,216	1,918,302
Liberty Broadband Corp., Class C(a)	85,189	12,791,128
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	42,844	1,888,563
Liberty Media Corp. - Liberty SiriusXM, Class C(a)(b)	97,684	4,308,841
New York Times Co., Class A	94,535	4,785,362
News Corp., Class A	208,116	5,292,390
News Corp., Class B	54,791	1,285,397
Nexstar Media Group, Inc., Class A(b)	22,849	3,208,685
Omnicom Group, Inc.	113,670	8,428,630
Sirius XM Holdings, Inc.(b)	612,654	3,731,063
ViacomCBS, Inc., Class A(b)	1,463	69,010
ViacomCBS, Inc., Class B	299,751	13,518,770

		279,590,252

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	777,294	25,596,291
Newmont Corp.(b)	431,306	25,994,813
Nucor Corp.(b)	162,969	13,081,522
Reliance Steel & Aluminum Co.	34,439	5,244,715
Royal Gold, Inc.	34,461	3,708,693
Southern Copper Corp.(b)	46,669	3,167,425
Steel Dynamics, Inc.	110,469	5,607,406

		82,400,865

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(b)	293,657	4,921,692
Annaly Capital Management, Inc.(b)	750,782	6,456,725
New Residential Investment Corp.	214,584	2,414,070
Starwood Property Trust, Inc.	143,973	3,561,892

		17,354,379

Multi-line Retail — 0.5%
Dollar General Corp.	131,710	26,687,080
Dollar Tree, Inc.(a)	128,079	14,659,923
Kohl’s Corp.	82,020	4,889,212
Nordstrom, Inc.(a)(b)	59,838	2,266,065
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	28,346	2,466,102
Target Corp.	268,574	53,196,452

		104,164,834

Multi-Utilities — 0.7%
Ameren Corp.	131,535	10,701,688
CenterPoint Energy, Inc.	269,449	6,103,020
CMS Energy Corp.	152,374	9,328,336
Consolidated Edison, Inc.(b)	183,871	13,753,551
Dominion Energy, Inc.	438,003	33,270,708
DTE Energy Co.(b)	104,654	13,933,634
MDU Resources Group, Inc.(b)	103,705	3,278,115
NiSource, Inc.	199,814	4,817,515
Public Service Enterprise Group, Inc.	270,550	16,289,815
Sempra Energy	155,615	20,631,437
WEC Energy Group, Inc.(b)	169,529	15,866,219

		147,974,038

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.(b)	151,287	1,366,122
APA Corp.(b)	203,701	3,646,248
Cabot Oil & Gas Corp.	210,251	3,948,514
Cheniere Energy, Inc.(a)	122,926	8,851,901
Chevron Corp.	1,035,269	108,485,839
Cimarex Energy Co.	50,779	3,015,765
ConocoPhillips(b)	729,959	38,665,928

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.(b)	45,521	$1,177,628
Devon Energy Corp.(b)	310,065	6,774,920
Diamondback Energy, Inc.	93,813	6,894,317
EOG Resources, Inc.	312,569	22,670,630
EQT Corp.(a)(b)	155,007	2,880,030
Equitrans Midstream Corp.	218,858	1,785,881
Exxon Mobil Corp.	2,274,875	127,006,271
Hess Corp.	147,998	10,472,338
HollyFrontier Corp.	84,830	3,035,217
Kinder Morgan, Inc.	1,044,558	17,391,891
Marathon Oil Corp.	426,004	4,549,723
Marathon Petroleum Corp.	347,354	18,579,965
Murphy Oil Corp.(b)	79,843	1,310,224
Occidental Petroleum Corp.	447,113	11,902,148
ONEOK, Inc.	240,219	12,169,495
Phillips 66(b)	232,613	18,967,264
Pioneer Natural Resources Co.(b)	108,307	17,201,318
Targa Resources Corp.	118,788	3,771,519
Valero Energy Corp.(b)	217,165	15,549,014
Williams Cos., Inc.	659,517	15,623,958

		487,694,068

Personal Products — 0.2%
Coty, Inc., Class A(b)	162,161	1,461,071
Estee Lauder Cos., Inc., Class A	121,652	35,382,484
Herbalife Nutrition Ltd.(a)	46,190	2,048,988
Nu Skin Enterprises, Inc., Class A(b)	28,665	1,516,092

		40,408,635

Pharmaceuticals — 4.0%
AbbVie, Inc.	946,900	102,473,518
Bristol-Myers Squibb Co.	1,216,897	76,822,708
Catalent, Inc.(a)	86,550	9,114,580
Elanco Animal Health, Inc.(a)	246,539	7,260,574
Eli Lilly & Co.	452,747	84,582,194
Horizon Therapeutics PLC(a)(b)	102,157	9,402,530
Jazz Pharmaceuticals PLC(a)(b)	28,672	4,712,817
Johnson & Johnson	1,417,373	232,945,253
Merck & Co., Inc.	1,357,898	104,680,357
Nektar Therapeutics(a)(b)	90,298	1,805,960
Perrigo Co. PLC	71,340	2,887,130
Pfizer, Inc.	2,989,047	108,293,173
Reata Pharmaceuticals, Inc., Class A(a)(b)	15,515	1,546,845
Royalty Pharma PLC, Class A	175,855	7,670,795
Viatris, Inc.(a)	646,422	9,030,515
Zoetis, Inc.	255,446	40,227,636

		803,456,585

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	70,632	5,687,995
CACI International, Inc., Class A(a)(b)	12,409	3,060,804
CoreLogic, Inc.	42,891	3,399,112
CoStar Group, Inc.(a)	20,924	17,197,226
Dun & Bradstreet Holdings, Inc.(a)(b)	81,354	1,937,039
Equifax, Inc.(b)	65,199	11,809,495
FTI Consulting, Inc.(a)	18,977	2,658,867
IHS Markit Ltd.	213,043	20,618,301
Jacobs Engineering Group, Inc.	69,418	8,973,665
Leidos Holdings, Inc.(b)	70,703	6,807,285
ManpowerGroup, Inc.	29,601	2,927,539
Nielsen Holdings PLC	190,661	4,795,124
Robert Half International, Inc.	58,497	4,566,861

8

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Science Applications International Corp.	30,168	$2,521,743
TransUnion	100,858	9,077,220
Verisk Analytics, Inc.	85,509	15,108,585

		121,146,861

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	179,872	14,229,674
Howard Hughes Corp.(b)	21,016	1,999,252
Jones Lang LaSalle, Inc.	27,606	4,942,578

		21,171,504

Road & Rail — 1.2%
AMERCO	4,991	3,057,487
CSX Corp.(b)	409,799	39,512,820
JB Hunt Transport Services, Inc.(b)	44,662	7,506,342
Kansas City Southern	48,640	12,837,069
Knight-Swift Transportation Holdings, Inc.	67,512	3,246,652
Landstar System, Inc.(b)	20,169	3,329,095
Lyft, Inc., Class A(a)	133,333	8,423,979
Norfolk Southern Corp.	135,232	36,312,497
Old Dominion Freight Line, Inc.	52,518	12,625,852
Ryder System, Inc.	26,032	1,969,321
Schneider National, Inc., Class B(b)	30,004	749,200
Uber Technologies, Inc.(a)	740,650	40,372,831
Union Pacific Corp.(b)	360,196	79,390,800

		249,333,945

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	643,538	50,517,733
Allegro MicroSystems, Inc.(a)	18,980	481,143
Analog Devices, Inc.(b)	197,615	30,646,134
Applied Materials, Inc.	492,373	65,781,033
Broadcom, Inc.	212,285	98,428,063
Cirrus Logic, Inc.(a)	31,220	2,647,144
Cree, Inc.(a)(b)	58,747	6,352,313
Enphase Energy, Inc.(a)	56,950	9,235,012
Entegris, Inc.(b)	71,061	7,944,620
First Solar, Inc.(a)(b)	49,935	4,359,326
Inphi Corp.(a)	25,848	4,611,542
Intel Corp.(b)	2,205,182	141,131,648
KLA Corp.	83,318	27,528,267
Lam Research Corp.	76,689	45,648,360
Marvell Technology Group Ltd.(b)	355,240	17,399,655
Maxim Integrated Products, Inc.	140,935	12,877,231
Microchip Technology, Inc.	133,585	20,735,064
Micron Technology, Inc.(a)	597,595	52,713,855
MKS Instruments, Inc.(b)	30,243	5,607,657
Monolithic Power Systems, Inc.	24,020	8,484,104
NVIDIA Corp.	317,308	169,420,261
ON Semiconductor Corp.(a)	222,318	9,250,652
Qorvo, Inc.(a)	62,096	11,344,939
Qualcomm, Inc.	604,924	80,206,873
Skyworks Solutions, Inc.	88,459	16,230,457
SolarEdge Technologies, Inc.(a)	26,396	7,587,266
Teradyne, Inc.	87,777	10,680,705
Texas Instruments, Inc.(b)	493,385	93,244,831
Universal Display Corp.(b)	23,204	5,494,011
Xilinx, Inc.	130,752	16,200,173

		1,032,790,072

Software — 9.0%
2U, Inc.(a)(b)	37,205	1,422,347
Adobe, Inc.(a)	258,566	122,914,519
Alteryx, Inc., Class A(a)(b)	26,812	2,224,324

Security	Shares	Value

Software (continued)
Anaplan, Inc.(a)	72,552	$3,906,925
ANSYS, Inc.(a)(b)	45,729	15,527,739
Aspen Technology, Inc.(a)	35,764	5,161,818
Atlassian Corp. PLC, Class A(a)	70,421	14,841,930
Autodesk, Inc.(a)	117,820	32,653,813
Avalara, Inc.(a)	45,792	6,110,027
Bill.Com Holdings, Inc.(a)	39,499	5,747,104
C3.AI, Inc., Class A(a)(b)	9,348	616,127
Cadence Design Systems, Inc.(a)	147,498	20,205,751
CDK Global, Inc.	62,125	3,358,477
Ceridian HCM Holding, Inc.(a)	63,088	5,316,426
Citrix Systems, Inc.	67,374	9,456,615
Cloudflare, Inc., Class A(a)	64,520	4,533,175
Coupa Software, Inc.(a)(b)	38,172	9,714,011
Crowdstrike Holdings, Inc., Class A(a)	82,803	15,112,376
Datadog, Inc., Class A(a)	82,397	6,866,966
Datto Holding Corp.(a)	16,238	372,013
DocuSign, Inc.(a)	97,271	19,692,514
Dropbox, Inc., Class A(a)(b)	125,067	3,334,286
Duck Creek Technologies, Inc.(a)(b)	40,103	1,810,249
Dynatrace, Inc.(a)	94,215	4,544,932
Elastic NV(a)	33,660	3,742,992
Everbridge, Inc.(a)(b)	20,541	2,489,158
Fair Isaac Corp.(a)	14,730	7,159,516
FireEye, Inc.(a)	131,159	2,566,782
Five9, Inc.(a)	33,368	5,216,419
Fortinet, Inc.(a)	72,273	13,328,587
Guidewire Software, Inc.(a)(b)	46,785	4,754,760
HubSpot, Inc.(a)	21,830	9,915,404
Intuit, Inc.	135,421	51,874,368
Jamf Holding Corp.(a)(b)	23,561	832,175
JFrog Ltd.(a)(b)	8,468	375,725
Manhattan Associates, Inc.(a)	33,911	3,980,473
McAfee Corp., Class A(b)	24,533	557,880
Medallia, Inc.(a)(b)	55,321	1,542,903
Microsoft Corp.	4,025,132	949,005,372
nCino Inc.(a)(b)	26,034	1,736,988
New Relic, Inc.(a)	25,596	1,573,642
NortonLifeLock, Inc.(b)	296,659	6,306,970
Nuance Communications, Inc.(a)(b)	156,963	6,849,865
Nutanix, Inc., Class A(a)	100,784	2,676,823
Oracle Corp.	990,359	69,493,491
PagerDuty, Inc.(a)(b)	33,964	1,366,372
Palo Alto Networks, Inc.(a)	50,961	16,412,500
Paycom Software, Inc.(a)	25,641	9,488,708
Paylocity Holding Corp.(a)	20,139	3,621,596
Pegasystems, Inc.(b)	21,225	2,426,867
Pluralsight, Inc., Class A(a)	66,902	1,494,591
Proofpoint, Inc.(a)(b)	29,265	3,681,244
PTC, Inc.(a)	55,233	7,602,822
RealPage, Inc.(a)	45,609	3,977,105
RingCentral, Inc., Class A(a)	41,915	12,485,640
salesforce.com, Inc.(a)	471,267	99,847,339
ServiceNow, Inc.(a)	104,485	52,253,993
Slack Technologies, Inc., Class A(a)	261,933	10,642,338
Smartsheet, Inc., Class A(a)	58,559	3,743,091
SolarWinds Corp.(a)(b)	28,404	495,366
Splunk, Inc.(a)	85,449	11,576,631
SS&C Technologies Holdings, Inc.	117,964	8,242,145
Synopsys, Inc.(a)	80,863	20,036,234
Teradata Corp.(a)	57,517	2,216,705
Trade Desk, Inc., Class A(a)	22,624	14,743,156

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Tyler Technologies, Inc.(a)	21,887	$9,291,688
Unity Software, Inc.(a)(b)	15,231	1,527,822
VMware, Inc., Class A(a)(b)	43,549	6,551,947
Workday, Inc., Class A(a)(b)	96,132	23,882,073
Zendesk, Inc.(a)	62,759	8,323,099
Zoom Video Communications, Inc., Class A(a)(b)	94,035	30,212,505
Zscaler, Inc.(a)	39,418	6,766,888

		1,834,335,222

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	34,412	6,314,258
AutoNation, Inc.(a)	30,994	2,889,261
AutoZone, Inc.(a)	12,211	17,147,907
Best Buy Co., Inc.(b)	123,455	14,173,869
Burlington Stores, Inc.(a)	34,771	10,389,575
CarMax, Inc.(a)(b)	87,271	11,577,371
Carvana Co.(a)(b)	30,021	7,877,510
Dick’s Sporting Goods, Inc.(b)	32,815	2,498,862
Five Below, Inc.(a)	30,030	5,729,424
Floor & Decor Holdings, Inc., Class A(a)	48,850	4,664,198
Foot Locker, Inc.(b)	55,973	3,148,481
Gap, Inc.	103,373	3,078,448
Home Depot, Inc.	577,401	176,251,655
L Brands, Inc.(a)	121,861	7,538,321
Leslie’s Inc.(a)	30,753	753,141
Lowe’s Cos., Inc.	394,282	74,984,551
O’Reilly Automotive, Inc.(a)	37,643	19,094,412
Penske Automotive Group, Inc.(b)	15,197	1,219,407
Petco Health & Wellness Co., Inc.(a)	31,466	697,287
Ross Stores, Inc.	187,534	22,487,202
TJX Cos., Inc.	643,930	42,595,969
Tractor Supply Co.(b)	61,997	10,978,429
Ulta Beauty, Inc.(a)	28,553	8,827,731
Vroom Inc.(a)(b)	57,305	2,234,322
Williams-Sonoma, Inc.(b)	40,386	7,237,171

		464,388,762

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	8,515,049	1,040,113,235
Dell Technologies, Inc., Class C(a)	139,349	12,283,614
Hewlett Packard Enterprise Co.	686,468	10,805,006
HP, Inc.	692,905	21,999,734
NCR Corp.(a)	63,769	2,420,034
NetApp, Inc.	118,773	8,631,234
Pure Storage, Inc., Class A(a)	137,255	2,956,473
Western Digital Corp.	164,826	11,002,136
Xerox Holdings Corp.	96,198	2,334,725

		1,112,546,191

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	76,736	3,913,536
Carter’s, Inc.(b)	22,980	2,043,611
Columbia Sportswear Co.(b)	15,339	1,620,259
Hanesbrands, Inc.(b)	186,783	3,674,022
Lululemon Athletica, Inc.(a)	60,977	18,702,256
NIKE, Inc., Class B(b)	667,586	88,715,503
PVH Corp.	37,356	3,948,529
Ralph Lauren Corp.(b)	25,251	3,109,913
Skechers USA, Inc., Class A(a)	65,605	2,736,385
Tapestry, Inc.	154,787	6,378,772
Under Armour, Inc., Class A(a)	103,529	2,294,203

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C(a)	98,963	$1,826,857
VF Corp.(b)	173,258	13,846,779

		152,810,625

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	181,135	2,508,720
New York Community Bancorp, Inc.(b)	247,647	3,125,305
Rocket Cos., Inc., Class A(b)	66,116	1,526,618
TFS Financial Corp.	20,191	411,291

		7,571,934

Tobacco — 0.6%
Altria Group, Inc.(b)	999,503	51,134,573
Philip Morris International, Inc.	836,351	74,217,788

		125,352,361

Trading Companies & Distributors — 0.2%
Air Lease Corp.(b)	53,522	2,622,578
Fastenal Co.(b)	309,958	15,584,688
MSC Industrial Direct Co., Inc., Class A(b)	27,061	2,440,632
United Rentals, Inc.(a)	39,901	13,139,798
Univar Solutions, Inc.(a)	83,298	1,794,239
W.W. Grainger, Inc.	23,909	9,585,835
Watsco, Inc.	17,346	4,522,970

		49,690,740

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.(b)	40,453	1,286,810

Water Utilities — 0.1%
American Water Works Co., Inc.	97,079	14,554,084
Essential Utilities, Inc.	117,083	5,239,464

		19,793,548

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	52,824	1,212,839
T-Mobile US, Inc.(a)	295,546	37,028,958
United States Cellular Corp.(a)	6,801	248,101

		38,489,898

Total Common Stocks — 99.1% (Cost: $12,033,474,606)		20,177,736,364

Investment Companies

Equity Funds — 0.8%
iShares Russell 1000 ETF(b)(c)	695,600	155,696,148

Total Investment Companies — 0.8% (Cost: $141,263,146)		155,696,148

Total Long-Term Investments — 99.9% (Cost: $12,174,737,752)		20,333,432,512

10

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	1,025,834,758	$1,026,450,259
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)(d)	161,193,937	161,193,937

Total Short-Term Securities — 5.8% (Cost: $1,187,221,196)		1,187,644,196

Total Investments — 105.7% (Cost: $13,361,958,948)		21,521,076,708

Liabilities in Excess of Other Assets — (5.7)%		(1,167,313,279)

Net Assets — 100.0%		$20,353,763,429

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,048,530,631	$—	$(22,096,014	)(a)	$161,655	$(146,013)	$1,026,450,259	1,025,834,758	$695,186	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	201,900,891	—	(40,706,954	)(a)	—	—	161,193,937	161,193,937	10,270		—
BlackRock, Inc.	57,024,749	852,742	(864,024)		60,371	2,565,906	59,639,744	79,102	331,424		—
iShares Russell 1000 ETF	132,927,058	274,457,325	(253,456,555)		5,744,105	(3,975,785)	155,696,148	695,600	353,648		—

					$5,966,131	$(1,555,892)	$1,402,980,088		$1,390,528		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	691	06/18/21	$137,074	$1,113,925
S&P MidCap 400 E-Mini	44	06/18/21	11,463	(102,751)

				$1,011,174

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$20,177,736,364	$—	$—	$20,177,736,364
Investment Companies	155,696,148	—	—	155,696,148
Short-Term Securities
Money Market Funds	1,187,644,196	—	—	1,187,644,196

	$21,521,076,708	$—	$—	$21,521,076,708

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,113,925	$—	$—	$1,113,925
Liabilities
Equity Contracts	(102,751)	—	—	(102,751)

	$1,011,174	$—	$—	$1,011,174

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

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